Average Annual Total Returns	12 Months Ended
Dec. 31, 2010
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.05%
Five Years	2.32%
Ten Years	1.43%
Inception Date	Jul. 31, 1990
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.07%
Five Years	2.35%
Ten Years	1.46%
Inception Date	Jul. 07, 1997
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.28%
Five Years	3.11%
Since Inception	4.35%
Inception Date	Aug. 31, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.25%
Five Years	3.13%
Since Inception	3.23%
Inception Date	May 31, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.70%
Five Years	2.00%
Ten Years	1.07%
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.92%
Five Years	2.78%
Since Inception	3.99%
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.18%
Five Years	1.96%
Ten Years	1.12%
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.59%
Five Years	2.60%
Since Inception	3.66%
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares | Standard & Poor's 500 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | Dow Jones U.S. Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Ten Years	2.64%
Since Inception	4.37%
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares | Dow Jones U.S. Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Ten Years	2.64%
Since Inception	3.22%
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | MSCI US Broad Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.28%
Five Years	3.04%
Ten Years	none
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares | MSCI US Broad Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.28%
Five Years	3.04%
Ten Years	none
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares | Spliced Institutional Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.28%
Five Years	3.04%
Ten Years	2.57%
Since Inception	4.29%
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares | Spliced Institutional Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.28%
Five Years	3.04%
Ten Years	2.57%
Since Inception	3.14%